Investment Securities (Investments, by type and length in continuous loss position) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 4,273	$ 846
Gross unrealized losses, less than 12 months	(269)	22
Estimated fair value, 12 months or more	686	1,417
Gross unrealized losses, 12 months or more	$ (140)	132
Percent of Gross unrealized losses, 12 months or more, considered investment grade	86.00%
OTTI Previously Recognized Through OCI On Securities Held, Gross Unrealized Losses	$ (1)
US Corporate
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	2,966	556
Gross unrealized losses, less than 12 months	(218)	17
Estimated fair value, 12 months or more	433	836
Gross unrealized losses, 12 months or more	(67)	53
State and municipal
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	494	67
Gross unrealized losses, less than 12 months	(20)	1
Estimated fair value, 12 months or more	155	274
Gross unrealized losses, 12 months or more	(53)	51
Mortgage-backed Securities, Residential, Subprime, Financing Receivable [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	57
Mortgage and asset-backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	719	174
Gross unrealized losses, less than 12 months	(20)	1
Estimated fair value, 12 months or more	84	307
Gross unrealized losses, 12 months or more	(16)	28
Corporate - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	56	39
Gross unrealized losses, less than 12 months	(4)	1
Estimated fair value, 12 months or more	14	0
Gross unrealized losses, 12 months or more	(4)	0
Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	36	10
Gross unrealized losses, less than 12 months	(6)	3
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	$ 0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	587
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	30
GE Capital | Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	6		$ 4
Gross unrealized losses, less than 12 months	$ (2)		$ 2